Related parties	6 Months Ended
Sep. 30, 2021
Related parties
Related parties

17.Related parties

a)	The table below sets forth the related party and the relationship with the Company:

Name of related party	Relationship with the Company
Xiaofeng Gao	Chairman of the Board of Directors and Chief Executive Officer, 25.97% beneficial owner of the Company

b)	The Company had the following related party balance with the related party mentioned above:

	As of
	September 30, 2021	March 31, 2021
Amounts due to Xiaofeng Gao	$5,764	$257,037

c)	The Company had the following related party transaction with the related party mentioned above:

	For the six months ended September 30,
	2021	2020
Expense paid by Xiaofeng Gao	$1,297	$1,256,522

Repayment to Xiaofeng Gao	252,602	750,181

The Group did not have other significant balances or transactions with its related parties for the six months ended September 30, 2021 and 2020.